4. Intangible Assets - Future Amortization of Intangible Assets (Details) - Quarter Three Report [Member]	Dec. 31, 2014 USD ($)
2015	$ 1,512
2016	5,967
2017	5,999
2018	5,999
2019	5,999
2020 and Thereafter	$ 45,540